Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 76.7%
$10,701,001	Alternative Loan Trust 2005-62 2.446%, 12/25/2035[1,2,3]	$632,375
3,000,000	AMMC CLO 15 Ltd. 3.641%, (3-Month USD Libor+340 basis points), 1/15/2032[1,4,5]	2,986,915
5,840,000	Aqua Finance Trust 2020-A 7.150%, 7/17/2046[1,4]	6,071,007
2,800,000	Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd. 3.530%, (1-Month USD Libor+340 basis points), 12/15/2035[1,4,5]	2,791,303
5,000,000	Atlas Senior Loan Fund XI Ltd. 3.265%, (3-Month USD Libor+305 basis points), 7/26/2031[1,4,5]	4,706,961
6,840,000	Bellemeade Re 2018-1 Ltd. 4.359%, (1-Month USD Libor+425 basis points), 4/25/2028[1,4,5]	6,860,086
5,250,000	Bellemeade Re 2018-3 Ltd. 4.009%, (1-Month USD Libor+390 basis points), 10/25/2028[1,4,5]	5,244,013
3,731,000	Bellemeade Re 2019-1 Ltd. 4.109%, (1-Month USD Libor+400 basis points), 3/25/2029[1,4,5]	3,694,533
4,000,000	Bellemeade Re 2019-2 Ltd. 3.209%, (1-Month USD Libor+310 basis points), 4/25/2029[1,4,5]	3,954,539
2,000,000	Bellemeade Re 2019-4 Ltd. 3.959%, (1-Month USD Libor+385 basis points), 10/25/2029[1,4,5]	1,875,186
2,150,000	Bellemeade Re 2020-1 Ltd. 4.509%, (1-Month USD Libor+440 basis points), 6/25/2030[1,4,5]	2,172,595
	Bellemeade Re 2020-2 Ltd.
1,750,000	4.109%, (1-Month USD Libor+400 basis points), 8/26/2030[1,4,5]	1,794,503
4,880,000	6.108%, (1-Month USD Libor+600 basis points), 8/26/2030[1,4,5]	5,055,146
1,900,000	8.608%, (1-Month USD Libor+850 basis points), 8/26/2030[1,4,5]	2,026,294
	Bellemeade Re 2020-3 Ltd.
4,250,000	3.809%, (1-Month USD Libor+370 basis points), 10/25/2030[1,4,5]	4,324,525
2,300,000	6.458%, (1-Month USD Libor+635 basis points), 10/25/2030[1,4,5]	2,343,094
	Bellemeade Re 2020-4 Ltd.
10,000,000	3.709%, (1-Month USD Libor+360 basis points), 6/25/2030[1,4,5]	10,020,064
4,769,000	5.108%, (1-Month USD Libor+500 basis points), 6/25/2030[1,4,5]	4,809,978
3,919,000	Benefit Street Partners Clo XII Ltd. 3.291%, (3-Month USD Libor+305 basis points), 10/15/2030[1,4,5]	3,870,211
538,557	CAN Capital Funding LLC 2014-1A 4.257%, 4/15/2021[4,6]	—
3,000,000	Cathedral Lake V Ltd. 3.474%, (3-Month USD Libor+325 basis points), 10/21/2030[1,4,5]	2,853,968
4,782,355	Dividend Solar Loans LLC 2019-1 5.680%, 8/22/2039[1,4]	4,822,183
6,594,000	Eagle RE 2018-1 Ltd. 4.109%, (1-Month USD Libor+400 basis points), 11/25/2028[1,4,5]	6,552,827
4,000,000	Eagle RE 2019-1 Ltd. 4.609%, (1-Month USD Libor+450 basis points), 4/25/2029[1,4,5]	3,905,714

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,750,000	Eagle RE 2020-1 Ltd. 2.959%, (1-Month USD Libor+285 basis points), 1/25/2030[1,4,5]	$3,588,861
4,000,000	Eagle RE 2020-2 Ltd. 5.708%, (1-Month USD Libor+560 basis points), 10/25/2030[1,4,5]	4,126,724
	Finance of America HECM Buyout 2021-HB1
3,500,000	3.640%, 2/25/2031[1,3,4,6]	3,489,150
1,500,000	6.414%, 2/25/2031[1,3,4,6]	1,488,750
5,000,000	9.000%, 2/25/2031[1,3,4,6]	4,936,000
	FMC GMSR Issuer Trust
7,000,000	4.720%, 9/25/2024[3,4]	6,949,002
7,000,000	4.450%, 1/25/2026[1,3,4]	6,965,938
3,989,622	Freddie Mac Multifamily Structured Pass-Through Certificates 0.558%, (1-Month USD Libor+44 basis points), 1/25/2027[1,5]	4,020,158
5,000,000	Freddie Mac STACR REMIC Trust 2020-DNA4 6.108%, (1-Month USD Libor+600 basis points), 8/25/2050[1,4,5]	5,298,532
2,800,000	Freddie Mac STACR REMIC Trust 2020-DNA5 4.817%, (SOFR30A+480 basis points), 10/25/2050[1,4,5]	2,931,502
5,000,000	Freddie Mac STACR REMIC Trust 2021-HQA1 3.017%, (SOFR30A+300 basis points), 8/25/2033[1,4,5]	4,988,890
	Freddie Mac Structured Agency Credit Risk Debt Notes
874,048	10.858%, (1-Month USD Libor+1,075 basis points), 3/25/2025[1,5]	869,135
2,671,618	9.308%, (1-Month USD Libor+920 basis points), 10/25/2027[1,5]	3,135,117
1,684,012	7.658%, (1-Month USD Libor+755 basis points), 12/25/2027[1,5]	1,823,727
4,814,457	5.108%, (1-Month USD Libor+500 basis points), 12/25/2028[1,5]	5,057,799
4,656,749	3.559%, (1-Month USD Libor+345 basis points), 10/25/2029[1,5]	4,826,783
3,141,490	2.609%, (1-Month USD Libor+250 basis points), 12/25/2042[1,5]	2,986,382
225,253	3.109%, (1-Month USD Libor+300 basis points), 12/25/2042[1,5]	136,970
498,830	4.022%, 9/25/2047[1,3,4]	455,455
4,207,000	3.859%, (1-Month USD Libor+375 basis points), 4/25/2043[1,4,5]	4,251,152
6,700,000	3.726%, 2/25/2048[1,3,4]	6,188,574
10,835,866	3.809%, 5/25/2048[1,3,4]	10,010,110
6,847,332	4.148%, 8/25/2048[1,3,4]	6,552,519
1,992,172	4.489%, 11/25/2048[1,3,4]	1,908,059
3,000,000	2.509%, (1-Month USD Libor+240 basis points), 2/25/2047[1,4,5]	3,016,437
7,127,000	4.309%, (1-Month USD Libor+420 basis points), 2/25/2047[1,4,5]	7,228,230
1,000,000	8.458%, (1-Month USD Libor+835 basis points), 1/25/2048[1,4,5]	999,991
5,100,000	4.159%, (1-Month USD Libor+405 basis points), 2/25/2049[1,4,5]	5,093,633
3,451,755	9.458%, (1-Month USD Libor+935 basis points), 4/25/2028[1,5]	4,136,108
6,600,000	4.758%, (1-Month USD Libor+465 basis points), 1/25/2049[1,4,5]	6,815,054
1,487,604	8.708%, (1-Month USD Libor+860 basis points), 3/25/2029[1,5]	1,585,376
5,240,424	4.659%, (1-Month USD Libor+455 basis points), 10/25/2024[1,5]	5,333,524
1,371,516	Freddie Mac Whole Loan Securities Trust 2017-SC02 3.837%, 5/25/2047[1,3,4]	1,385,499

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,220,000	Freed ABS Trust 2020-1CP 2.830%, 3/20/2028[1,4]	$1,219,521
4,871,500	Home Re 2018-1 Ltd. 4.109%, (1-Month USD Libor+400 basis points), 10/25/2028[1,4,5]	4,871,956
	Home Re 2019-1 Ltd.
4,000,000	3.359%, (1-Month USD Libor+325 basis points), 5/25/2029[1,4,5]	3,980,946
7,000,000	4.459%, (1-Month USD Libor+435 basis points), 5/25/2029[1,4,5]	6,972,069
	Home RE 2021-1 Ltd.
6,650,000	2.959%, (1-Month USD Libor+285 basis points), 7/25/2033[1,4,5]	6,353,927
4,000,000	3.759%, (1-Month USD Libor+365 basis points), 7/25/2033[1,4,5]	3,804,070
	J.P. Morgan Wealth Management
1,557,742	2.767%, (SOFR30A+275 basis points), 3/25/2051[1,4,5]	1,557,818
1,028,110	3.667%, (SOFR30A+365 basis points), 3/25/2051[1,4,5]	1,033,028
1,576,000	6.917%, (SOFR30A+690 basis points), 3/25/2051[1,4,5]	1,576,213
3,000,000	Lendmark Funding Trust 2019-1 5.340%, 12/20/2027[1,4]	3,010,888
4,660,000	Lendmark Funding Trust 2019-2 5.240%, 4/20/2028[1,4]	4,654,174
2,200,000	LL ABS Trust 2020-1 6.540%, 1/17/2028[1,4]	2,315,968
1,000,000	LOANDEPOT GMSR Master Trust Seres 2018-GT1 3.606%, (1-Month USD Libor+350 basis points), 10/16/2023[4,5]	974,763
	Loanpal Solar Loan 2020-1 Ltd.
4,565,325	5.350%, 6/20/2047[1,4]	4,930,432
9,050,794	2.000%, 6/20/2047[1,4]	8,226,556
3,600,000	Loanpal Solar Loan 2020-2 Ltd. 3.500%, 7/20/2047[1,4]	3,391,621
2,500,000	Loanpal Solar Loan 2020-3 Ltd. 3.500%, 12/20/2047[1,4]	2,292,481
2,750,000	Loanpal Solar Loan 2021-1 Ltd. 3.500%, 1/20/2048[1,4]	2,555,960
6,000,000	Mariner Finance Issuance Trust 2019-A 5.440%, 7/20/2032[1,4]	6,169,483
9,539,897	Mill City Solar Loan 2020-1 Ltd. 2.000%, 6/20/2047[1,4]	7,962,624
974,557	Mosaic Solar Loan Trust 2017-2 0.000%, 6/22/2043[1,4]	932,238
	Mosaic Solar Loan Trust 2018-2-GS
1,754,907	5.970%, 2/22/2044[1,4]	1,833,283
11,562,083	7.440%, 2/22/2044[1,4]	10,654,059
1,035,129	Mosaic Solar Loan Trust 2019-1 0.000%, 12/21/2043[1,4]	906,924
5,208,505	Mosaic Solar Loan Trust 2019-2 6.180%, 9/20/2040[1,4]	4,955,589

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$13,412,000	Multifamily Connecticut Avenue Securities Trust 2019-01 3.359%, (1-Month USD Libor+325 basis points), 10/15/2049[1,4,5]	$13,437,129
10,000,000	Multifamily Connecticut Avenue Securities Trust 2020-01 3.859%, (1-Month USD Libor+375 basis points), 3/25/2050[1,4,5]	10,372,125
6,000,000	Nationstar HECM Loan Trust 2019-1 5.804%, 6/25/2029[1,3,4,6]	6,000,000
4,752,000	Nationstar HECM Loan Trust 2019-2 5.682%, 11/25/2029[1,3,4,6]	4,489,214
6,000,000	Nationstar HECM Loan Trust 2020-1 5.433%, 9/25/2030[1,3,4,6]	6,000,000
4,000,000	Oaktown Re 2017-1 Ltd. 5.858%, (1-Month USD Libor+575 basis points), 4/25/2027[1,4,5]	4,058,078
	Oaktown Re 2018-1 Ltd.
4,230,000	2.959%, (1-Month USD Libor+285 basis points), 7/25/2028[1,4,5]	4,193,361
4,000,000	4.159%, (1-Month USD Libor+405 basis points), 7/25/2028[1,4,5]	4,001,803
	Oaktown Re 2019-1 Ltd.
1,350,000	3.609%, (1-Month USD Libor+350 basis points), 7/25/2029[1,4,5]	1,312,471
1,631,000	4.459%, (1-Month USD Libor+435 basis points), 7/25/2029[1,4,5]	1,598,336
	Oaktown Re IV Ltd.
12,000,000	7.108%, (1-Month USD Libor+700 basis points), 7/25/2030[1,4,5]	12,349,312
5,651,000	11.608%, (1-Month USD Libor+1,150 basis points), 7/25/2030[1,4,5]	5,978,066
	Oaktown Re V Ltd.
6,500,000	5.358%, (1-Month USD Libor+525 basis points), 10/25/2030[1,4,5]	6,585,967
3,397,000	7.108%, (1-Month USD Libor+700 basis points), 10/25/2030[1,4,5]	3,446,158
3,150,000	Oaktree CLO 2019-1 Ltd. 4.022%, (3-Month USD Libor+380 basis points), 4/22/2030[1,4,5]	3,024,284
3,790,000	Octane Receivables Trust 2019-1 5.960%, 5/20/2027[1,4]	3,890,761
4,717,000	Octane Receivables Trust 2020-1 5.450%, 3/20/2028[1,4]	4,811,038
6,800,000	PNMAC FMSR Issuer Trust 2018-FT1 2.459%, (1-Month USD Libor+235 basis points), 4/25/2023[1,4,5]	6,683,301
8,092,000	PNMAC GMSR Issuer Trust 2018-GT1 2.959%, (1-Month USD Libor+285 basis points), 2/25/2023[4,5]	8,087,883
14,500,000	PNMAC GMSR Issuer Trust 2018-GT2 2.759%, (1-Month USD Libor+265 basis points), 8/25/2025[1,4,5]	14,480,057
1,000,000	Progress Residential 2020-SFR2 Trust 5.115%, 6/17/2037[4]	1,062,213
750,000	Progress Residential 2021-SFR1 5.004%, 4/17/2038[4]	753,133
4,965,000	Radnor RE 2018-1 Ltd. 3.909%, (1-Month USD Libor+380 basis points), 3/25/2028[1,4,5]	4,936,724
	Radnor RE 2019-1 Ltd.
3,000,000	4.559%, (1-Month USD Libor+445 basis points), 2/25/2029[1,4,5]	3,039,040

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$5,350,000	2.809%, (1-Month USD Libor+270 basis points), 6/25/2029[1,4,5]	$5,244,282
3,500,000	3.309%, (1-Month USD Libor+320 basis points), 2/25/2029[1,4,5]	3,483,421
	Radnor RE 2020-1 Ltd.
1,570,000	2.359%, (1-Month USD Libor+225 basis points), 2/25/2030[1,4,5]	1,524,251
2,350,000	3.109%, (1-Month USD Libor+300 basis points), 2/25/2030[1,4,5]	2,288,829
2,000,000	Radnor RE 2020-2 Ltd. 7.708%, (1-Month USD Libor+760 basis points), 10/25/2030[1,4,5]	2,047,076
2,630,000	Republic Finance Issuance Trust 2019-A 5.100%, 11/22/2027[1,4]	2,597,750
1,290,373	RESI Finance LP 2003-CB1 1.756%, (1-Month USD Libor+165 basis points), 6/10/2035[1,4,5]	942,695
1,925,000	RMF Buyout Issuance Trust 2020-1 6.000%, 2/25/2030[1,3,4,6]	1,867,442
	RMF Buyout Issuance Trust 2020-2
1,000,000	4.571%, 6/25/2030[1,3,4,6]	1,009,600
2,050,000	6.292%, 6/25/2030[1,3,4,6]	2,066,810
4,400,000	RMF Buyout Issuance Trust 2020-HB1 4.750%, 10/25/2050[1,3,4,6]	4,401,320
8,234,152	SolarCity FTE Series 2 LLC 7.500%, 9/20/2049[1,4]	8,384,497
5,220,000	Sound Point CLO V-R Ltd. 3.323%, (3-Month USD Libor+310 basis points), 7/18/2031[1,4,5]	4,968,620
	STAR 2021-SFR1 Trust
6,000,000	3.315%, (1-Month USD Libor+320 basis points), 4/17/2038[4,5]	5,999,106
1,883,000	4.565%, (1-Month USD Libor+445 basis points), 4/17/2038[4,5]	1,884,070
	Sunnova Helios II Issuer LLC
5,107,659	5.320%, 6/20/2046[1,4]	5,354,348
6,334,913	3.150%, 2/20/2048[1,4]	6,142,655
	Triangle Re 2019-1 Ltd.
6,000,000	4.259%, (1-Month USD Libor+415 basis points), 11/26/2029[1,4,5]	5,668,712
5,861,000	3.009%, (1-Month USD Libor+290 basis points), 11/26/2029[1,4,5]	5,731,519
2,123,000	Triangle Re 2020-1 Ltd. 7.858%, (1-Month USD Libor+775 basis points), 10/25/2030[1,4,5]	2,201,454
10,000,000	Triangle Re 2021-1 Ltd. 4.609%, (1-Month USD Libor+450 basis points), 8/25/2033[1,4,5]	10,029,730
3,110,000	United Auto Credit Securitization Trust 2019-1 6.050%, 1/12/2026[1,4]	3,209,657
5,000,000	Vibrant ClO VIII Ltd. 3.074%, (3-Month USD Libor+285 basis points), 1/20/2031[1,4,5]	4,746,084
9,012,924	Vivint Solar Financing VI LLC 4.940%, (3-Month USD Libor+475 basis points), 8/29/2023[1,4,5]	8,813,367

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,100,000	York CLO-2 Ltd. 2.822%, (3-Month USD Libor+260 basis points), 1/22/2031[1,4,5]	$2,995,237
	TOTAL ASSET-BACKED SECURITIES
	(Cost $545,749,563)	561,276,738
	COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6%
3,500,000	Angel Oak Mortgage Trust I LLC 2018-2 4.343%, 7/27/2048[1,3,4]	3,530,463
1,054,000	CFMT 2019-HB1 LLC 6.000%, 12/25/2029[1,3,4,6]	1,032,920
	CFMT 2020-HB3 LLC
6,500,000	6.284%, 5/25/2030[1,3,4,6]	6,555,250
4,200,000	9.798%, 5/25/2030[1,3,4,6]	4,254,600
	CFMT 2020-HB4 LLC
3,250,000	4.948%, 12/26/2030[1,3,4,6]	3,250,000
1,810,193	6.000%, 12/26/2030[1,3,4,6]	1,813,451
2,314,525	CFMT 2021-HB5 LLC 5.682%, 2/25/2031[1,3,4,6]	2,309,896
3,584,365	Chase Home Lending Mortgage Trust 2019-ATR1 4.000%, 4/25/2049[1,3,4]	3,723,874
11,711,353	CHL Mortgage Pass-Through Trust 2005-3 2.258%, 4/25/2035[1,2,3]	641,150
12,000,000	Citigroup Mortgage Loan Trust 2019-C 5.000%, 9/25/2059[1,4,7]	12,010,590
	Fannie Mae Connecticut Avenue Securities
6,240,000	3.859%, (1-Month USD Libor+375 basis points), 3/25/2031[1,5]	6,221,928
1,000,000	4.109%, (1-Month USD Libor+400 basis points), 5/25/2030[1,5]	1,027,041
4,334,000	4.209%, (1-Month USD Libor+410 basis points), 9/25/2031[1,4,5]	4,402,930
5,000,000	4.209%, (1-Month USD Libor+410 basis points), 7/25/2039[1,4,5]	5,022,348
6,000,000	3.509%, (1-Month USD Libor+340 basis points), 10/25/2039[1,4,5]	5,849,585
4,100,000	9.358%, (1-Month USD Libor+925 basis points), 11/25/2039[1,4,5]	4,117,885
2,265,559	9.358%, (1-Month USD Libor+925 basis points), 4/25/2029[1,5]	2,455,177
3,000,000	4.459%, (1-Month USD Libor+435 basis points), 4/25/2031[1,4,5]	3,079,492
9,369,524	5.359%, (1-Month USD Libor+525 basis points), 10/25/2023[1,5]	9,653,069
5,767,055	5.009%, (1-Month USD Libor+490 basis points), 11/25/2024[1,5]	5,946,422
5,186,887	2.609%, (1-Month USD Libor+250 basis points), 5/25/2030[1,5]	5,144,098
6,168,504	4.509%, (1-Month USD Libor+440 basis points), 1/25/2024[1,5]	6,244,339
3,249,487	2.309%, (1-Month USD Libor+220 basis points), 1/25/2030[1,5]	3,281,705
3,000,000	FREMF 2019-KF67 Mortgage Trust 2.368%, (1-Month USD Libor+225 basis points), 8/25/2029[1,4,5]	3,008,169
4,763,388	FREMF 2020-KI05 Mortgage Trust 2.409%, (1-Month USD Libor+230 basis points), 7/25/2024[1,4,5]	4,605,857
932,554	JP Morgan Mortgage Trust 2017-6 3.813%, 12/25/2048[1,3,4]	959,984
	JP Morgan Mortgage Trust 2020-8

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$846,381	3.603%, 3/25/2051[1,3,4]	$681,333
855,000	3.603%, 3/25/2051[1,3,4]	441,677
1,882,850	3.603%, 3/25/2051[1,3,4]	679,235
2,682,965	JP Morgan Seasoned Mortgage Trust 2014-1 0.836%, 5/25/2033[1,3,4]	2,351,751
3,006,390	JP Morgan Trust 2015-1 2.123%, 12/25/2044[1,3,4]	3,004,614
2,800,000	LHOME Mortgage Trust 2019-RTL3 5.682%, 7/25/2024[1,4,7]	2,789,326
2,500,000	MF1 Ltd. 2020-FL3 4.606%, (1-Month USD Libor+450 basis points), 7/15/2035[1,4,5]	2,552,229
5,000,000	MF1 Multifamily Housing Mortgage Loan Trust 4.206%, (1-Month USD Libor+410 basis points), 11/15/2035[1,4,5]	5,009,361
626,034	New Residential Mortgage Loan Trust 2014-1 6.051%, 1/25/2054[1,3,4]	680,799
3,738,403	Sequoia Mortgage Trust 2017-3 3.783%, 4/25/2047[1,3,4]	3,832,057
3,814,380	Sequoia Mortgage Trust 2017-4 3.926%, 7/25/2047[1,3,4]	3,949,543
3,894,807	Sequoia Mortgage Trust 2017-6 3.749%, 9/25/2047[1,3,4]	3,951,009
2,149,689	Sequoia Mortgage Trust 2019-CH1 4.500%, 3/25/2049[1,3,4]	2,193,473
985,506	Sequoia Mortgage Trust 2019-CH2 4.500%, 8/25/2049[1,3,4]	1,004,479
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $137,443,664)	143,263,109
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/2029[3,6]	—
	TOTAL FINANCIALS
	(Cost $6,456)	—
	TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
SHORT-TERM INVESTMENTS — 4.2%
3,279,353	Fidelity Institutional Government Portfolio, 0.010%[8]	3,279,353

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
27,673,433	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.026%[8]	$27,673,433
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $30,952,786)	30,952,786
	TOTAL INVESTMENTS — 100.5%
	(Cost $714,152,469)	735,492,633
	Liabilities in Excess of Other Assets — 0.5%	(3,656,843)
	TOTAL NET ASSETS — 100.0%	$731,835,790

LLC – Limited Liability Company
REMIC – Real Estate Mortgage Investment Conduit
LP – Limited Partnership

[1]Callable.
[2]Interest-only security.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $629,381,464, which represents 86.0% of total net assets of the Fund.
[5]Floating rate security.
[6]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 7.5% of Net Assets. The total value of these securities is $54,964,403.
[7]Step rate security.
[8]The rate is the annualized seven-day yield at period end.